Related Party and Transaction and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party and Transaction and Balances with Related Parties [Abstract]
Schedule of Related Parties	The table below shows the major related parties and their relationships with the Company as of December 31, 2022 and 2023:
Name of related parties	Relationship with the Company
Mr. Jianfei Zhang	Controlling shareholder and CEO of the Company
Beijing Erhua Technology Co., LTD	An entity under the control of Mr. Jianfei Zhang
Beijing Zhongshi Cuican Culture Development Co., LTD	An entity under the control of Mr. Jianfei Zhang
Beijing Xuantong Zhenghe Technology Co., LTD	An entity under the control of Mr. Jianfei Zhang
Beijing Zhibo International Culture Media Co., LTD	Mr. Jianfei Zhang is the shareholder of the entity
Qomolangma Shengquan (Beijing) Trading Co., LTD	Mr. Jianfei Zhang is the shareholder of the entity
Juesheng (Beijing) Enterprise Management Consulting Co., LTD	Mr. Jianfei Zhang is the shareholder of the entity
Jinxu (Hainan) Investment Partnership (Limited Partnership)	The entity is the shareholder of the Company

Schedule of Balances with Related Parties	As of December 31, 2022 and 2023, the balances with related parties were as follows:
	As of
Due to related parties	December 31, 2022	December 31, 2023
Mr. Jianfei Zhang(a)	$385,341	$985,043
Jinxu (Hainan) Investment Partnership (Limited Partnership)(a)	—	6,984

(a)      The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.